FAIR VALUE MEASUREMENT: - Reconciliation (Details) - Level 3 - Warrant Liabilities - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning	$ 1,392	$ 1,118
Issuance of warrants		74
Changes in fair value recognized in finance expenses	(102)	200
Balance at ending	$ 1,290	$ 1,392